Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	$ 2,978,333	$ 8,488,250
Initial measurement on March 2, 2021			17,870,000
Change in fair value	769,055	(5,509,917)	(9,381,750)
Fair value as of ending	3,747,388	2,978,333	8,488,250
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	1,253,333	3,572,000
Initial measurement on March 2, 2021			7,520,000
Change in fair value	330,042	(2,318,667)	(3,948,000)
Fair value as of ending	1,583,375	1,253,333	3,572,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	1,725,000	4,916,250
Initial measurement on March 2, 2021			10,350,000
Change in fair value	439,013	(3,191,250)	(5,433,750)
Fair value as of ending	2,164,013	1,725,000	4,916,250
Fair Value, Inputs, Level 3 [Member] | Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	1,253,333	3,572,000
Initial measurement on March 2, 2021			17,870,000
Transfer to Level 1			(10,350,000)
Change in fair value	330,042	(2,318,667)	(3,948,000)
Fair value as of ending	1,583,375	1,253,333	3,572,000
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning	1,253,333	3,572,000
Initial measurement on March 2, 2021			7,520,000
Transfer to Level 1
Change in fair value	330,042	(2,318,667)	(3,948,000)
Fair value as of ending	1,583,375	1,253,333	3,572,000
Fair Value, Inputs, Level 3 [Member] | Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of beginning
Initial measurement on March 2, 2021			10,350,000
Transfer to Level 1			(10,350,000)
Change in fair value
Fair value as of ending